Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	LEASES
Hydro One has operating lease contracts for buildings used in administrative and service-related functions and storing telecommunications equipment. These leases have terms between three and nine years with renewal options of additional three- to five-year terms at prevailing market rates at the time of extension. All leases include a clause to enable upward revision of the rental charge on an annual basis or on renewal according to prevailing market conditions or pre-established rents. There are no restrictions placed upon Hydro One by entering into these leases. Renewal options are included in the lease term when their exercise is reasonably certain. Other information related to the Company's operating leases was as follows:

Year ended December 31 (millions of dollars)	2021	2020
Lease expense	17	14
Lease payments made	16	13

As at December 31	2021	2020
Weighted-average remaining lease term[1] (years)	6	7
Weighted-average discount rate	2.3%	2.6%
[1] Includes renewal options that are reasonably certain to be exercised.
At December 31, 2021, future minimum operating lease payments were as follows:

(millions of dollars)
2022	16
2023	11
2024	10
2025	7
2026	7
Thereafter	13
Total undiscounted minimum lease payments	64
Less: discounting minimum lease payments to present value	(4)
Total discounted minimum lease payments	60
At December 31, 2020, future minimum operating lease payments were as follows:

(millions of dollars)
2021	16
2022	13
2023	12
2024	12
2025	10
Thereafter	27
Total undiscounted minimum lease payments	90
Less: discounting minimum lease payments to present value	(8)
Total discounted minimum lease payments	82
Hydro One presents its ROU assets and lease obligations on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2021	2020
Other long-term assets (Note 14)	57	77
Accounts payable and other current liabilities (Note 15)	14	12
Other long-term liabilities (Note 16)	46	70